Document and Entity Information	Sep. 01, 2026
Cover [Abstract]
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Amendment Flag	false
Entity Central Index Key	0001090425
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36756
Entity Tax Identification Number	47-0961620
Entity Address, Address Line One	5321 Corporate Blvd.
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70808
City Area Code	(225)
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false